Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Rental property, net	$ 1,439,661	$ 1,217,897
Assets held for sale	5,297
Cash and cash equivalents	16,749	33,280
Escrows and reserves	18,455	8,070
Accounts and other receivables, net of allowance for doubtful accounts of $3,065 and $3,246 respectively	11,404	7,238
Accrued straight-line rents, net of allowance for doubtful accounts of $369 and $849, respectively	18,028	12,771
Notes receivable, net	54,661	24,750
Investment in affiliates	72,518	23,721
Deferred costs, net	34,683	20,174
Prepaid expenses and other assets	9,275	14,230
Intangible assets, net	59,021	34,551
Total assets	1,739,752	1,396,682
Liabilities:
Mortgage loans	432,023	319,096
Exchangeable senior notes, net		29,936
Senior notes	75,000	75,000
Secured term loans	30,000	110,000
Unsecured term loans	225,000
Unsecured revolving credit facility	183,000	191,000
Accounts payable and other liabilities	53,507	16,827
Accrued interest	2,782	2,170
Rents received in advance	11,550	7,049
Tenant security deposits	5,603	5,390
Deferred market rent, net	4,815	6,032
Total liabilities	1,023,280	762,500
Noncontrolling interests in the Operating Partnership (redemption value of $38,113 and $16,122 respectively)	39,981	16,122
Equity:
Series A Preferred Shares, $25 par value, 50,000 shares authorized: 4,600 and 0 shares issued and outstanding, respectively	115,000
Common shares, $0.001 par value, 150,000 common shares authorized: 50,321 and 49,922 shares issued and outstanding, respectively	50	50
Additional paid-in capital	798,171	794,051
Noncontrolling interests in consolidated partnerships	4,245	3,077
Accumulated other comprehensive loss	(5,849)	(545)
Dividends in excess of accumulated earnings	(235,126)	(178,573)
Total equity	676,491	618,060
Total liabilities, noncontrolling interests and equity	$ 1,739,752	$ 1,396,682